Restructuring - Summary of Related Charges and Classification of Line Item in Consolidated Statements of Operations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 5,606
Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	3,481
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	2,125
Severance and other employee costs
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	5,345
Severance and other employee costs | Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	3,318
Severance and other employee costs | General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	2,027
Acceleration of Unvested Equity Awards [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	261
Acceleration of Unvested Equity Awards [Member] | Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	163
Acceleration of Unvested Equity Awards [Member] | General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 98